Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of related party [Abstract]
Disclosure of transactions between related parties
Remuneration of key management (includes the Company's directors and executive team) for the years ended:

	December 31,	December 31,
Expense by nature:	2021	2020

Short-term employee benefits	8.4	7.0
Share-based payments	3.5	4.6
	$11.9	$11.6